Acquisitions of businesses and purchase accounting - Mayhugh Drugs, Inc. - Asset and Liabilities (Details) - Mayhugh Drugs, Inc. - USD ($)	Sep. 30, 2021	Feb. 01, 2021
Acquisition of businesses and purchase accounting
Cash		$ 180,000
Accounts receivable		474,000
Inventory		487,000
Prepaid expenses and other current assets		7,000
Property, equipment, and right of use assets, net		1,418,000
Goodwill		1,587,000
Intangible assets		2,830,000
Accounts payable		(880,000)
Accrued liabilities		(14,000)
Deferred revenue		(84,000)
U.S. Small Business Association ("SBA") loan		(119,000)
Loans and Leases		(2,980,000)
Deferred tax liability		(947,000)
Net assets acquired		1,959,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 912,000	1,047,000
Consideration paid or payable		1,959,000
Goodwill deductible for tax purposes		$ 0